Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Reserve Of Gains And Losses On Hedging Instruments	£ 0	£ 1			£ 0	£ 1
Gross notional amounts	1,915	1,448	€ 300
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Net movement on hedging instrument in fair value hedges	£ 0	£ 2
FX Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	1.25%		1.25%	1.25%
Gross notional amounts | $				$ 280
Euro 2025 senior notes [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts | €			€ 200
Euro 2025 senior notes [member] | Designated in hedging relationship [member]
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	3.51%		3.51%	3.51%
Gross notional amounts	£ 87		€ 100
Euro 2025 senior notes [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	£ 157